Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 567,959,902.48
Total Fee Amount	78,435.26
Total Offset Amount	0.00
Net Fee	$ 78,435.26
Offering Table N/A
Offset Table N/A	N/A